Other Revenues	12 Months Ended
Mar. 31, 2019
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Other Revenues

5 OTHER REVENUES

Other revenues by type of service is as follows:

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Online direct sales	3,746	16,948	62,114
Financing solutions	14,723	23,293	49,076
Technology services	1,499	18,645	38,963
Others	24,301	21,378	20,650

Total	44,269	80,264	170,803